Marketable Securities: (Tables)	12 Months Ended
Dec. 31, 2018
Marketable Securities: (Tables) [Abstract]
Marketable Securities:

Note 5.      Marketable Securities:

	December 31,	December 31,
	2018	2017
Equity securities
Fair value at beginning of year	$239,232	$541,216
Increase (decrease) in fair value	48,406	(301,984)
Fair value at balance sheet date	$287,638	$239,232

Debt securities
Fair value at beginning of year	$-	$-
Acquisitions	88,500,000	-
Dispositions	(74,311,349)	-
Realized loss	(14,188,651)	-
Fair value at balance sheet date	$-	$-